SHARE-BASED COMPENSATION - Estimate the Fair Values (Details)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Risk-free interest rate	4.80%
Dividend yield	0.00%
Volatility	49.44%
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	220
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	280